Inst | Fidelity Mega Cap Stock Fund
Fund Summary Fund/Class: Fidelity® Mega Cap Stock Fund/Fidelity Advisor® Mega Cap Stock Fund Institutional
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Mega Cap Stock Fund Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Inst Fidelity Mega Cap Stock Fund Institutional Class
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.71%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Fidelity Mega Cap Stock Fund Institutional Class
1 year	73
3 years	227
5 years	395
10 years	883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks of companies with mega market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Top 200® Index or the S&P 100® Index).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.36%	June 30, 2009
Lowest Quarter Return	-13.08%	September 30, 2011
Year-to-Date Return	6.57%	June 30, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns Inst Fidelity Mega Cap Stock Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Institutional Class Return Before Taxes	33.18%	19.06%	8.23%	[1]	Feb. 05, 2008
Institutional Class Return After Taxes on Distributions	32.35%	18.73%	7.93%	[1]	Feb. 05, 2008
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	19.41%	15.56%	6.53%	[1]	Feb. 05, 2008
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	8.02%	[1]	Feb. 05, 2008
Russell Top 200® Index (reflects no deduction for fees, expenses, or taxes)	32.41%	17.16%	7.69%	[1]	Feb. 05, 2008
[1]	From February 5, 2008.